Summary of Significant Accounting Policies Goodwill and intangible assets (Details)	6 Months Ended
Jun. 30, 2013
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	0 years 5 months 0 days
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	0 years 35 months 0 days